Expense Example, No Redemption - Multi-Sector Income Fund - Multi-Sector Income Fund, Class C	Aug. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	$ 1,848